Acquisitions (10-Q) (Details Narrative) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended		45 Months Ended	3 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended		12 Months Ended
	Dec. 12, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Mar. 31, 2013 Wowio, LLC [Member]	Mar. 31, 2012 Wowio, LLC [Member]	Dec. 31, 2012 Wowio, LLC [Member]	Dec. 31, 2011 Wowio, LLC [Member]	Jun. 30, 2009 Wowio, LLC [Member]	May 05, 2010 Drunk Duck [Member]	Mar. 31, 2013 Drunk Duck [Member]	Mar. 31, 2012 Drunk Duck [Member]	Dec. 31, 2012 Drunk Duck [Member]	Dec. 31, 2011 Drunk Duck [Member]	Oct. 31, 2010 Drunk Duck [Member]	May 15, 2010 Spacedog Entertainment, Inc.[Member]	Mar. 31, 2013 Spacedog Entertainment, Inc.[Member]	Mar. 31, 2012 Spacedog Entertainment, Inc.[Member]	Dec. 31, 2012 Spacedog Entertainment, Inc.[Member]	Dec. 31, 2011 Spacedog Entertainment, Inc.[Member]
Purchase consideration in business acquisition											$ 3,150,000	$ 1,000,000						$ 1,650,000
Assumed liabilities									841,000		1,636,000
Due to Brian Altounian (CEO)									112,535	211,000	794,518
Amount payable on business acquisition											1,514,000					362,000	150,000	1,000,000			724,000
Percentage of royalty payable on business acquisition									10.00%		20.00%							100.00%
Percentage of royalty payable on business acquisition generated in perpetuity											10.00%
Fair value of liabilities							1,338,000		1,304,000	1,181,000	1,514,000	500,000	436,000		425,000	425,000		1,000,000	436,000		425,459	770,000
Expected repayment amount											1,017,000	362,000						724,000
Change in fair value of contingent consideration related to acquisition		(55,142)	(60,208)	(204,485)	(40,000)	(532,627)	33,000	29,000	123,000	0			11,000	11,000	0	40,000			11,000	20,000	0	81,000
Payments to acquire businesses												350,000						1,000,000
Amount payable in quarterly instalments													500,000		500,000
Minimum percentage of net revenue derived from purchased assets													10.00%		10.00%
Percentage of ownership position in the assets												10.00%	6.50%		6.50%	10.00%
Cash															350,000			107,000			107,000
Shares of common stock in business acquisition																		15,430,000
Common stock value in business acquisition																		1,543,000			1,543,000
Impairment charges on content library																						$ 1,720,000
Treasury stock shares acquired																					2,550,000	2,550,000
Contingent liabilities description

On December 12, 2012, the Company entered into a purchase agreement with the original owner of SDE, whereby the original owner re-acquired from the Company 10 specific titles from SDE. In exchange for the purchase of these 10 titles, the original owner is to return 2,550,000 shares of the Company’s common stock to the Company’s treasury and reduce the contingent royalty liability from $1,000,000 to $500,000. In connection with the reduction in the contingent royalty liability, the fair value of the liability based on the estimated repayment was reduced by $425,459.

Stockholder receivable shares				2,550,000															2,550,000